Equity (Tables)	6 Months Ended
Sep. 30, 2024
Equity [Abstract]
Schedule of Outstanding Share Purchase Warrants

A continuity schedule of outstanding share purchase warrants is as follows:

Number of warrants outstanding

Balance – April 1, 2023	32,600,000
Issued	300,000
Balance – March 31, 2024, April 1, 2024 and September 30, 2024	32,900,000

Schedule of Issuance for Purposes of the Plan	Under the Plan, an aggregate of 3,300,000 ordinary shares of US$0.0001 par value each of the Company are reserved for issuance for purposes of the Plan, subject to adjustments as contemplated by the Plan.
	Number of share award grant
	As of September, 2024	As of March 31, 2024
At beginning of period/year	—	1,650,000
Exercised during the period/year	—	(1,650,000)
At end of period/year	—	—